Financial Risk Management - Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [abstract]
Loans and advances for borrowers requiring caution and impaired loans and advances	¥ 1,965,681	¥ 3,212,447
Financial effect of collateral and other credit enhancements	¥ 959,015	¥ 1,422,996